Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Short-term benefits	R$ 83,466	R$ 119,734	R$ 74,943
Post-employment benefit	1,636	2,121	961
Long term incentive plan	16,938	14,394	7,456
Total	R$ 102,040	R$ 136,249	R$ 83,360